Disclosure of detailed information about intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Intangible assets at beginning of period	$ 234,313
Amounts written off			$ (298,484)
Additions		$ 217,946
Intangible assets at end of period	944,776	234,313
Cost [Member]
Statement [Line Items]
Intangible assets at beginning of period	323,786	105,840
Amounts written off		217,946
Additions	718,023
Intangible assets at end of period	1,041,809	323,786	105,840
Accumulated amortization [Member]
Statement [Line Items]
Intangible assets at beginning of period	89,473	86,449
Amortization	7,560	3,024
Intangible assets at end of period	97,033	89,473	86,449
Patents [Member]
Statement [Line Items]
Intangible assets at beginning of period	16,367
Intangible assets at end of period	8,807	16,367
Patents [Member] | Cost [Member]
Statement [Line Items]
Intangible assets at beginning of period	40,840	40,840
Amounts written off		0
Additions	0
Intangible assets at end of period	40,840	40,840	40,840
Patents [Member] | Accumulated amortization [Member]
Statement [Line Items]
Intangible assets at beginning of period	24,473	21,449
Amortization	7,560	3,024
Intangible assets at end of period	32,033	24,473	21,449
Rights [Member]
Statement [Line Items]
Intangible assets at beginning of period	217,946
Intangible assets at end of period	217,946	217,946
Rights [Member] | Cost [Member]
Statement [Line Items]
Intangible assets at beginning of period	282,946	65,000
Amounts written off		217,946
Additions	0
Intangible assets at end of period	282,946	282,946	65,000
Rights [Member] | Accumulated amortization [Member]
Statement [Line Items]
Intangible assets at beginning of period	65,000	65,000
Amortization	0	0
Intangible assets at end of period	65,000	65,000	65,000
Product Development costs [Member]
Statement [Line Items]
Intangible assets at beginning of period	0
Intangible assets at end of period	718,023	0
Product Development costs [Member] | Cost [Member]
Statement [Line Items]
Intangible assets at beginning of period	0	0
Amounts written off		0
Additions	718,023
Intangible assets at end of period	718,023	0	0
Product Development costs [Member] | Accumulated amortization [Member]
Statement [Line Items]
Intangible assets at beginning of period	0	0
Amortization	0	0
Intangible assets at end of period	$ 0	$ 0	$ 0